FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING AND CVI NARRATIVE (Details) R$ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) m	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 26, 2016 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 109,700
Other gains related to principle amount		10,477	$ 180	$ 372
Foreign exchange gain (loss)		(9,080)	$ (28,836)	$ (23,427)
New credit agreement with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Undrawn credit facility		$ 5,458			R$ 22,000
Borrowing ineterest rate spread		The interest rate of this facility is Long-Term Interest Rate (Taxa de Juros de Longo Prazo - TJLP) plus 2.0% per annum
Term of the credit faicility | m		48
First payment due date		Sep. 15, 2018
Last payment due date		Oct. 15, 2022
CVI, senior obligations [member] | Argentinian subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Excess cash as a percentage of total cash available			90.00%
Other gains related to principle amount	$ 41,700
Reversal of finance costs	19,900
Foreign exchange gain (loss)	$ 35,400